UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-1810

                              Oppenheimer Global Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

                      Date of fiscal year end: September 30

           Date of reporting period: October 1, 2003 - March 31, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  MARCH 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                             MARKET VALUE
                                       SHARES                  SEE NOTE 1
--------------------------------------------------------------------------
 COMMON STOCKS--97.5%
--------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--17.1%
--------------------------------------------------------------------------
 AUTOMOBILES--1.0%
 Porsche AG,
 Preferred                            174,122               $ 104,849,460
--------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--1.2%
 Greek Organization
 of Football
 Prognostics SA                        15,400                     261,544
--------------------------------------------------------------------------
 International Game
 Technology                         1,313,800                  59,068,448
--------------------------------------------------------------------------
 Intralot SA
 Integrated Lottery                    12,000                     202,621
--------------------------------------------------------------------------
 Panera Bread
 Co., Cl. A 1                         500,600                  19,483,352
--------------------------------------------------------------------------
 Starbucks Corp. 1                  1,375,300                  51,917,575
                                                            --------------
                                                              130,933,540

--------------------------------------------------------------------------
 HOUSEHOLD DURABLES--0.8%
 Sharp Corp.                        5,164,000                  92,275,446
--------------------------------------------------------------------------
 Waterford
 Wedgwood plc 1                         5,286                       1,494
                                                            --------------
                                                               92,276,940

--------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--0.4%
 Amazon.com, Inc. 1                 1,156,600                  50,057,648
--------------------------------------------------------------------------
 MEDIA--9.0%
 Grupo Televisa SA,
 Sponsored GDR 1                    1,687,590                  79,890,511
--------------------------------------------------------------------------
 JC Decaux SA 1                     2,040,712                  45,617,438
--------------------------------------------------------------------------
 Pearson plc 1                      7,993,592                  90,863,985
--------------------------------------------------------------------------
 Reed Elsevier plc 1                5,868,264                  51,929,726
--------------------------------------------------------------------------
 Singapore Press
 Holdings Ltd.                      5,665,785                  63,882,677
--------------------------------------------------------------------------
 Sirius Satellite
 Radio, Inc. 1,2                   99,350,110                 337,790,374
--------------------------------------------------------------------------
 Societe Television
 Francaise 1 1                      1,447,690                  45,971,064
--------------------------------------------------------------------------
 Television
 Broadcasts Ltd.                   19,376,486                  91,521,696
--------------------------------------------------------------------------
 Wolters Kluwer
 NV 1                               3,006,264                  51,389,065
--------------------------------------------------------------------------
 WPP Group plc                      4,464,540                  45,169,381

                                                             MARKET VALUE
                                       SHARES                  SEE NOTE 1
--------------------------------------------------------------------------
 MEDIA Continued
 Zee Telefilms Ltd.                19,807,207               $  61,218,959
                                                            --------------
                                                              965,244,876

--------------------------------------------------------------------------
 SPECIALTY RETAIL--4.4%
 Circuit City Stores,
 Inc./Circuit City
 Group                              5,202,615                  58,789,550
--------------------------------------------------------------------------
 Gap, Inc. (The)                    2,155,900                  47,257,328
--------------------------------------------------------------------------
 Hennes & Mauritz
 AB, B Shares 1                     8,017,800                 215,826,635
--------------------------------------------------------------------------
 New Dixons
 Group plc                         36,855,224                 104,310,944
--------------------------------------------------------------------------
 RadioShack Corp.                   1,319,000                  43,738,040
                                                            --------------
                                                              469,922,497

--------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--0.3%
 Coach, Inc. 1                        699,500                  28,672,505
--------------------------------------------------------------------------
 CONSUMER STAPLES--7.4%
--------------------------------------------------------------------------
 BEVERAGES--1.6%
 Companhia de
 Bebidas das
 Americas, ADR                      2,294,900                  45,898,000
--------------------------------------------------------------------------
 Diageo plc                         1,674,330                  21,817,119
--------------------------------------------------------------------------
 Fomento
 Economico
 Mexicano SA
 de CV, UBD 1                      11,742,100                  57,711,843
--------------------------------------------------------------------------
 Grupo Modelo
 SA de CV, Series C 1              15,788,200                  42,968,781
                                                            --------------
                                                              168,395,743

--------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--1.2%
 Boots Group plc                    4,169,128                  47,467,531
--------------------------------------------------------------------------
 Carrefour SA 1                       742,840                  36,642,839
--------------------------------------------------------------------------
 Seven-Eleven
 Japan Co. Ltd.                     1,321,000                  48,251,069
                                                            --------------
                                                              132,361,439

--------------------------------------------------------------------------
 FOOD PRODUCTS--1.0%
 Cadbury
 Schweppes plc                     13,427,517                 105,867,609
--------------------------------------------------------------------------
 Nestle SA 1                            1,014                     258,533
                                                            --------------
                                                              106,126,142

11 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                             MARKET VALUE
                                       SHARES                  SEE NOTE 1
--------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--2.5%
 Hindustan
 Lever Ltd. 1                      17,684,700               $  62,825,080
--------------------------------------------------------------------------
 Reckitt
 Benckiser plc 1                    8,130,514                 200,978,863
                                                            --------------
                                                              263,803,943

--------------------------------------------------------------------------
 PERSONAL PRODUCTS--1.1%
 Gillette Co.                       2,112,400                  82,594,840
--------------------------------------------------------------------------
 Shiseido Co. Ltd.                  2,966,000                  38,659,067
                                                            --------------
                                                              121,253,907

--------------------------------------------------------------------------
 ENERGY--7.4%
--------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--2.8%
 GlobalSantaFe
 Corp.                              3,661,700                 101,685,409
--------------------------------------------------------------------------
 Technip-Coflexip
 SA 1                                 712,070                  96,256,894
--------------------------------------------------------------------------
 Transocean, Inc. 1                 3,713,500                 103,569,515
                                                            --------------
                                                              301,511,818

--------------------------------------------------------------------------
 OIL & GAS--4.6%
 BP plc, ADR                        1,663,756                  85,184,307
--------------------------------------------------------------------------
 Burlington
 Resources, Inc.                      671,600                  42,733,908
--------------------------------------------------------------------------
 ChevronTexaco
 Corp.                                957,517                  84,050,842
--------------------------------------------------------------------------
 Encana Corp.                       1,450,656                  62,573,855
--------------------------------------------------------------------------
 ENI SpA 1                          2,215,000                  44,532,133
--------------------------------------------------------------------------
 Gail India Ltd.                    1,337,130                   6,562,469
--------------------------------------------------------------------------
 Husky Energy, Inc.                 5,472,565                 109,097,358
--------------------------------------------------------------------------
 Oil & Natural
 Gas Corp. Ltd.                       784,530                  15,185,588
--------------------------------------------------------------------------
 Total SA, B Shares 1                 237,040                  43,519,982
                                                            --------------
                                                              493,440,442

--------------------------------------------------------------------------
 FINANCIALS--16.7%
--------------------------------------------------------------------------
 CAPITAL MARKETS--0.4%
 Northern Trust
 Corp.                                817,100                  38,068,689
--------------------------------------------------------------------------
 COMMERCIAL BANKS--8.2%
 ABN Amro
 Holding NV 1                       4,638,368                 103,456,624

                                                             MARKET VALUE
                                       SHARES                  SEE NOTE 1
--------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 Anglo Irish Bank
 Corp.                              3,059,887               $  48,883,828
--------------------------------------------------------------------------
 Australia & New
 Zealand Banking
 Group Ltd.                         3,413,125                  49,405,043
--------------------------------------------------------------------------
 Bank One Corp.                     3,846,303                 209,700,440
--------------------------------------------------------------------------
 Commerce
 Bancorp, Inc.                        381,900                  25,159,572
--------------------------------------------------------------------------
 Credit Agricole SA 1                  19,616                     512,255
--------------------------------------------------------------------------
 ICICI Bank Ltd.,
 Sponsored ADR 1                    4,881,150                  77,854,343
--------------------------------------------------------------------------
 Resona Holdings,
 Inc. 1                            25,076,000                  41,939,963
--------------------------------------------------------------------------
 Royal Bank of
 Scotland Group
 plc (The)                          3,748,762                 114,230,610
--------------------------------------------------------------------------
 Societe Generale,
 Cl. A 1                            1,159,159                  99,002,073
--------------------------------------------------------------------------
 Wachovia Corp.                     2,449,738                 115,137,686
                                                            --------------
                                                              885,282,437

--------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--3.8%
 3i Group plc                       3,731,702                  43,138,764
--------------------------------------------------------------------------
 American
 Express Co.                        1,713,800                  88,860,530
--------------------------------------------------------------------------
 Citigroup, Inc.                      832,633                  43,047,126
--------------------------------------------------------------------------
 Credit Saison
 Co. Ltd. 1                         1,969,300                  59,248,416
--------------------------------------------------------------------------
 MBNA Corp.                         3,933,700                 108,688,131
--------------------------------------------------------------------------
 MLP AG 1                           1,444,995                  26,369,948
--------------------------------------------------------------------------
 Schwab (Charles)
 Corp.                              3,636,500                  42,219,765
                                                            --------------
                                                              411,572,680

--------------------------------------------------------------------------
 INSURANCE--4.3%
 ACE Ltd.                           2,016,571                  86,026,919
--------------------------------------------------------------------------
 Aegon NV 1                         6,747,347                  86,234,858
--------------------------------------------------------------------------
 Allianz AG 1                         905,626                  98,838,745
--------------------------------------------------------------------------
 Berkshire
 Hathaway, Inc.,
 Cl. B 1                               29,620                  92,148,116
--------------------------------------------------------------------------
 Converium
 Holding AG 1                           5,184                     253,706

12 | OPPENHEIMER GLOBAL FUND

                                                             MARKET VALUE
                                       SHARES                  SEE NOTE 1
--------------------------------------------------------------------------
 INSURANCE Continued
 Everest Re
 Group Ltd.                           517,600               $  44,223,744
--------------------------------------------------------------------------
 Manulife Financial
 Corp.                              1,529,239                  56,503,592
--------------------------------------------------------------------------
 Royal & Sun
 Alliance Insurance
 Group plc                             48,230                      72,684
                                                            --------------
                                                              464,302,364

--------------------------------------------------------------------------
 REAL ESTATE--0.0%
 JM AB 1                               17,000                     284,036
--------------------------------------------------------------------------
 HEALTH CARE--15.4%
--------------------------------------------------------------------------
 BIOTECHNOLOGY--3.6%
 Affymetrix, Inc. 1                 1,703,200                  57,483,000
--------------------------------------------------------------------------
 Amgen, Inc. 1                      1,107,400                  64,417,458
--------------------------------------------------------------------------
 Genentech, Inc. 1                    533,700                  56,476,134
--------------------------------------------------------------------------
 Genzyme Corp.
 (General Division) 1               1,012,300                  47,618,592
--------------------------------------------------------------------------
 Gilead Sciences,
 Inc. 1                             1,433,300                  79,935,141
--------------------------------------------------------------------------
 Human Genome
 Sciences, Inc. 1                   1,253,000                  15,700,090
--------------------------------------------------------------------------
 Millennium
 Pharmaceuticals,
 Inc. 1                             1,190,500                  20,119,450
--------------------------------------------------------------------------
 Qiagen NV 1                        3,416,458                  44,713,860
                                                            --------------
                                                              386,463,725

--------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
 Applera Corp./
 Applied Biosystems
 Group                              2,031,800                  40,189,004
--------------------------------------------------------------------------
 Essilor
 International SA 1                   725,140                  44,101,746
--------------------------------------------------------------------------
 Nektar
 Therapeutics 1,3                   1,260,528                  21,761,755
--------------------------------------------------------------------------
 Smith &
 Nephew plc 1                       5,491,360                  54,044,250
--------------------------------------------------------------------------
 Swiss Medical
 SA 1,2,3                             960,000                   6,620,352
                                                            --------------
                                                              166,717,107

                                                             MARKET VALUE
                                       SHARES                  SEE NOTE 1
--------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--2.2%
 Express Scripts,
 Inc. 1                               669,000               $  49,900,710
--------------------------------------------------------------------------
 Fresenius AG,
 Preference 1                         621,629                  43,658,014
--------------------------------------------------------------------------
 IMS Health, Inc.                   2,165,400                  50,367,204
--------------------------------------------------------------------------
 Quest
 Diagnostics, Inc.                  1,118,700                  92,661,921
                                                            --------------
                                                              236,587,849

--------------------------------------------------------------------------
 PHARMACEUTICALS--8.0%
 AstraZeneca plc                    1,093,040                  50,683,127
--------------------------------------------------------------------------
 Aventis SA 1                         703,814                  54,100,551
--------------------------------------------------------------------------
 Chugai
 Pharmaceutical
 Co. Ltd.                           3,114,700                  49,578,922
--------------------------------------------------------------------------
 Eli Lilly & Co.                      654,800                  43,806,120
--------------------------------------------------------------------------
 GlaxoSmithKline
 plc                                   10,988                     215,675
--------------------------------------------------------------------------
 Mylan
 Laboratories, Inc.                 1,779,750                  40,453,718
--------------------------------------------------------------------------
 Novartis AG                        1,643,621                  69,800,537
--------------------------------------------------------------------------
 Pfizer, Inc.                       2,703,590                  94,760,830
--------------------------------------------------------------------------
 Roche Holdings
 AG 1                               1,269,117                 123,971,448
--------------------------------------------------------------------------
 Sanofi-Synthelabo
 SA 1                               2,246,117                 146,707,432
--------------------------------------------------------------------------
 Schering-Plough
 Corp.                              3,212,700                  52,109,994
--------------------------------------------------------------------------
 Shionogi & Co.
 Ltd.                               5,165,000                  91,250,733
--------------------------------------------------------------------------
 Teva
 Pharmaceutical
 Industries Ltd.,
 Sponsored ADR                        722,700                  45,826,407
                                                            --------------
                                                              863,265,494

--------------------------------------------------------------------------
 INDUSTRIALS--4.9%
--------------------------------------------------------------------------
 AEROSPACE & DEFENSE--3.3%
 Boeing Co.                         1,150,200                  47,238,714
--------------------------------------------------------------------------
 Bombardier, Inc.,
 Cl. B                              6,423,500                  28,690,086

13 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                             MARKET VALUE
                                       SHARES                  SEE NOTE 1
--------------------------------------------------------------------------
 AEROSPACE & DEFENSE Continued
 Empresa Brasileira
 de Aeronautica
 SA, ADR                            3,288,100               $ 105,548,010
--------------------------------------------------------------------------
 Lockheed Martin
 Corp.                                968,200                  44,188,648
--------------------------------------------------------------------------
 Northrop
 Grumman Corp.                        515,300                  50,715,826
--------------------------------------------------------------------------
 Raytheon Co.                       2,376,400                  74,476,376
                                                            --------------
                                                              350,857,660

--------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--0.6%
 Rentokil Initial plc              11,961,173                  40,063,733
--------------------------------------------------------------------------
 Societe BIC SA 1                     542,037                  22,980,766
                                                            --------------
                                                               63,044,499

--------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.3%
 JGC Corp. 1                        2,009,000                  22,149,498
--------------------------------------------------------------------------
 Leighton
 Holdings Ltd.                        872,798                   6,929,914
                                                            --------------
                                                               29,079,412

--------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--0.4%
 Hutchison
 Whampoa Ltd.                       5,806,000                  41,731,720
--------------------------------------------------------------------------
 MACHINERY--0.3%
 Hyundai Heavy
 Industries Co. Ltd. 1              1,400,000                  38,588,687
--------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--21.6%
--------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--7.0%
 Alcatel SA 1                       4,261,220                  67,238,103
--------------------------------------------------------------------------
 Cisco Systems, Inc. 1              3,776,400                  88,820,928
--------------------------------------------------------------------------
 JDS Uniphase
 Corp. 1                           18,480,800                  75,216,856
--------------------------------------------------------------------------
 Juniper
 Networks, Inc. 1                   1,766,400                  45,944,064
--------------------------------------------------------------------------
 QUALCOMM, Inc.                     4,285,200                 284,622,984
--------------------------------------------------------------------------
 Scientific-Atlanta,
 Inc.                               1,284,100                  41,527,794
--------------------------------------------------------------------------
 Telefonaktiebolaget
 LM Ericsson AB,
 B Shares 1                        52,822,200                 146,391,734
                                                            --------------
                                                              749,762,463

                                                             MARKET VALUE
                                       SHARES                  SEE NOTE 1
--------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.8%
 International Business
 Machines
 Corp.                                446,281               $  40,986,447
--------------------------------------------------------------------------
 Sun Microsystems,
 Inc. 1                            11,846,800                  49,282,688
                                                            --------------
                                                               90,269,135

--------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
 Keyence Corp.                        207,100                  50,483,549
--------------------------------------------------------------------------
 Murata
 Manufacturing
 Co. Ltd.                             911,200                  57,894,286
--------------------------------------------------------------------------
 Tandberg ASA 1,2                  10,578,700                 101,305,669
                                                            --------------
                                                              209,683,504

--------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.4%
 Yahoo Japan Corp. 1                    1,026                  12,524,823
--------------------------------------------------------------------------
 Yahoo Japan Corp. 1                    2,224                  26,294,228
                                                            --------------
                                                               38,819,051

--------------------------------------------------------------------------
 IT SERVICES--1.1%
 Amadeus Global
 Travel Distribution
 SA 1                               5,872,722                  33,270,309
--------------------------------------------------------------------------
 Infosys
 Technologies Ltd.                    756,663                  86,055,168
                                                            --------------
                                                              119,325,477

--------------------------------------------------------------------------
 OFFICE ELECTRONICS--0.4%
 Canon, Inc.                          864,000                  44,763,397
--------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.3%
 Advanced Micro
 Devices, Inc. 1                    7,853,100                 127,455,813
--------------------------------------------------------------------------
 National
 Semiconductor
 Corp. 1                            2,299,700                 102,175,671
--------------------------------------------------------------------------
 Samsung
 Electronics Co.                      257,390                 128,419,975
--------------------------------------------------------------------------
 Taiwan
 Semiconductor
 Manufacturing
 Co. 1,3                           55,378,000                 100,840,061
                                                            --------------
                                                              458,891,520

14 | OPPENHEIMER GLOBAL FUND

                                                             MARKET VALUE
                                       SHARES                  SEE NOTE 1
--------------------------------------------------------------------------
 SOFTWARE--5.7%
 Amdocs Ltd. 1                      1,680,800               $  46,709,432
--------------------------------------------------------------------------
 BEA Systems, Inc. 1                3,523,000                  44,953,480
--------------------------------------------------------------------------
 Cadence Design
 Systems, Inc. 1                   11,021,238                 162,453,048
--------------------------------------------------------------------------
 Electronic
 Arts, Inc. 1                         345,378                  18,636,597
--------------------------------------------------------------------------
 Novell, Inc. 1                     5,406,274                  61,523,398
--------------------------------------------------------------------------
 Red Hat, Inc. 1                    2,566,700                  58,674,762
--------------------------------------------------------------------------
 Sybase, Inc. 1                     2,337,555                  49,065,279
--------------------------------------------------------------------------
 Symantec Corp. 1                   1,289,500                  59,703,850
--------------------------------------------------------------------------
 Trend Micro, Inc.                  2,146,500                  74,276,926
--------------------------------------------------------------------------
 Veritas Software
 Corp. 1                            1,301,300                  35,017,983
                                                           ---------------
                                                              611,014,755

--------------------------------------------------------------------------
 MATERIALS--0.4%
--------------------------------------------------------------------------
 CHEMICALS--0.4%
 International
 Flavors &
 Fragrances, Inc.                   1,284,625                  45,604,188
--------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--6.1%
--------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
 France Telecom
 SA 1                               3,720,854                  95,200,631
--------------------------------------------------------------------------
 Tele Norte Leste
 Participacoes SA,
 Preference                     5,620,042,297                  72,009,804
                                                           ---------------
                                                              167,210,435

--------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--4.5%
 KDDI Corp.                            35,263                 198,965,550
--------------------------------------------------------------------------
 NTT Docomo, Inc.                      50,701                 112,089,489
--------------------------------------------------------------------------
 SK Telecom Co.
 Ltd., ADR 1                        3,118,350                  66,420,855
--------------------------------------------------------------------------
 Tele Norte Leste
 Participacoes SA 1                62,970,290                     806,841
--------------------------------------------------------------------------
 Tele Norte Leste
 Participacoes SA 1                   304,137                       3,527
--------------------------------------------------------------------------
 Vodafone
 Group plc                         44,631,224                 105,607,834
                                                           ---------------
                                                              483,894,096

                                                             MARKET VALUE
                                       SHARES                  SEE NOTE 1
--------------------------------------------------------------------------
 UTILITIES--0.5%
--------------------------------------------------------------------------
 GAS UTILITIES--0.5%
 Hong Kong &
 China Gas Co. Ltd.                32,776,700              $   56,583,353
                                                           ---------------
 Total Common Stocks
 (Cost $7,796,757,996)                                     10,480,518,633

                                    PRINCIPAL
                                       AMOUNT
--------------------------------------------------------------------------
 NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
--------------------------------------------------------------------------
 Hindustan Lever Ltd.,
 9% Sec. Debs., 1/1/05 [INR]
 (Cost $2,496,845)                112,010,400                   2,833,365

--------------------------------------------------------------------------
 SHORT-TERM NOTES--1.1%
--------------------------------------------------------------------------
 Amsterdam
 Funding Corp.,
 1.02%, 4/22/04 4                  30,000,000                  29,982,150
--------------------------------------------------------------------------
 Neptune
 Funding Corp.,
 1.06%, 4/20/04 4                  18,977,000                  18,966,383
--------------------------------------------------------------------------
 Victory
 Receivables Corp.:
 1.05%, 4/20/04 4                  44,679,000                  44,654,240
 1.05%, 4/23/04 4                  20,770,000                  20,756,673
                                                          ---------------
 Total Short-Term Notes
 (Cost $114,359,446)                                          114,359,446

--------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--1.8%
--------------------------------------------------------------------------
Undivided interest of 62.20% in joint
repurchase agreement (Principal
Amount/Market Value $300,766,000, with a
maturity value of $300,774,271) with DB Alex
Brown LLC, 0.99%, dated 3/31/04, to be
repurchased at $187,094,145 on 4/1/04,
collateralized by U.S. Treasury Nts.,
2%--3%, 7/15/12--1/15/14, with a value of
$307,444,869
(Cost $187,089,000)               187,089,000                 187,089,000

--------------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $8,100,703,287)                  100.4%             10,784,800,444
--------------------------------------------------------------------------
 LIABILITIES
 IN EXCESS OF
 OTHER ASSETS                            (0.4)                (39,053,182)
                                   ---------------------------------------
 NET ASSETS                             100.0%$            10,745,747,262
                                   =======================================

15 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS
Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

INR   Indian Rupee

1. Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2004 amounts to $445,716,395. Transactions during the period in which the issuer was an affiliate are as follows:

                                         SHARES                              SHARES
                                  SEPTEMBER 30,      GROSS       GROSS    MARCH 31,
                                           2003  ADDITIONS  REDUCTIONS         2004
-----------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Cadence Design Systems, Inc.*        16,913,838         --   5,892,600   11,021,238
Sirius Satellite Radio, Inc.        102,852,610         --   3,502,500   99,350,110
Swiss Medical SA                        960,000         --          --      960,000
Tandberg ASA                         10,538,350     40,350          --   10,578,700

                                                            UNREALIZED
                                                          APPRECIATION     REALIZED
                                                        (DEPRECIATION)         LOSS
-----------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Cadence Design Systems, Inc.*                            $         --   $43,540,513
Sirius Satellite Radio, Inc.                              246,704,675    43,170,378
Swiss Medical SA                                          (23,769,648)           --
Tandberg ASA                                               12,360,749            --
                                                         --------------------------
                                                         $ 235,295,776  $86,710,891
                                                         ==========================

  *No longer an affiliate at March 31, 2004.

3. Identifies issues considered to be illiquid or restricted. See Note 6 of Notes to Financial Statements.
4. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $114,359,446 or 1.06% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

16 | OPPENHEIMER GLOBAL FUND

 DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 GEOGRAPHIC HOLDINGS                        MARKET VALUE         PERCENT
-------------------------------------------------------------------------
 United States                           $ 4,658,643,782            43.2%
 Great Britain                             1,161,646,142            10.8
 Japan                                     1,020,645,362             9.5
 France                                      797,851,774             7.4
 Sweden                                      362,502,405             3.4
 India                                       312,534,972             2.9
 The Netherlands                             285,794,407             2.6
 Germany                                     273,716,167             2.5
 Canada                                      256,864,891             2.4
 Korea, Republic of South                    233,429,517             2.2
 Brazil                                      224,266,182             2.1
 Switzerland                                 194,284,224             1.8
 Hong Kong                                   189,836,769             1.8
 Mexico                                      180,571,135             1.7
 Bermuda                                     130,250,663             1.2
 Norway                                      101,305,669             0.9
 Taiwan                                      100,840,061             0.9
 Singapore                                    63,882,677             0.6
 Australia                                    56,334,957             0.5
 Ireland                                      48,885,322             0.4
 Israel                                       45,826,407             0.4
 Italy                                        44,532,133             0.4
 Spain                                        33,270,309             0.3
 Argentina                                     6,620,352             0.1
 Greece                                          464,165              --
                                         --------------------------------
 Total                                   $10,784,800,444           100.0%
                                         ================================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17 | OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED
--------------------------------------------------------------------------------

 March 31, 2004
-----------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------
 Investments, at value--see accompanying statement of investments:
 Unaffiliated companies (cost $7,890,282,668)                      $10,339,084,049
 Affiliated companies (cost $210,420,619)                              445,716,395
                                                                   ----------------
                                                                    10,784,800,444
-----------------------------------------------------------------------------------
 Cash                                                                   15,449,555
-----------------------------------------------------------------------------------
 Cash--foreign currencies (cost $17,889)                                    18,097
-----------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                     725,275
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                       82,859,793
 Interest and dividends                                                 15,956,742
 Shares of beneficial interest sold                                     13,799,460
 Other                                                                     155,202
                                                                   ----------------
 Total assets                                                       10,913,764,568


-----------------------------------------------------------------------------------
 LIABILITIES
-----------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                 140,322,923
 Shares of beneficial interest redeemed                                 15,440,404
 Distribution and service plan fees                                      6,065,195
 Transfer and shareholder servicing agent fees                           2,122,127
 Trustees' compensation                                                  1,508,693
 Foreign capital gains tax                                               1,239,773
 Shareholder communications                                                921,505
 Other                                                                     396,686
                                                                   ----------------
 Total liabilities                                                     168,017,306

-----------------------------------------------------------------------------------
 NET ASSETS                                                        $10,745,747,262
                                                                   ================

-----------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------
 Paid-in capital                                                   $ 8,974,955,430
-----------------------------------------------------------------------------------
 Accumulated net investment loss                                       (52,854,089)
-----------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign
 currency transactions                                                (859,276,748)
-----------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation
 of assets and liabilities denominated in foreign currencies         2,682,922,669
                                                                   ----------------
 NET ASSETS                                                        $10,745,747,262
                                                                   ================

18 | OPPENHEIMER GLOBAL FUND

----------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $7,933,405,618 and 147,669,920 shares of beneficial interest outstanding)  $53.72
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                   $57.00
----------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,441,097,214 and 28,562,729 shares of beneficial interest outstanding)   $50.45
----------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $822,193,988 and 16,050,786 shares of beneficial interest outstanding)     $51.22
----------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $180,846,738 and 3,387,986 shares of beneficial interest outstanding)      $53.38
----------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $368,203,704 and 6,817,719 shares of beneficial interest
 outstanding)                                                               $54.01

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19 | OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS  UNAUDITED
--------------------------------------------------------------------------------

 FOR THE SIX MONTHS ENDED MARCH 31, 2004
-----------------------------------------------------------------------------------
 INVESTMENT INCOME
-----------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $3,320,229)          $  45,937,251
-----------------------------------------------------------------------------------
 Interest                                                                1,445,550
                                                                     --------------
 Total investment income                                                47,382,801

-----------------------------------------------------------------------------------
 EXPENSES
-----------------------------------------------------------------------------------
 Management fees                                                        32,091,525
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                 8,508,807
 Class B                                                                 6,907,281
 Class C                                                                 3,704,558
 Class N                                                                   370,840
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                 7,827,520
 Class B                                                                 1,889,441
 Class C                                                                   836,924
 Class N                                                                   298,313
 Class Y                                                                   392,581
-----------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                   269,648
 Class B                                                                   131,221
 Class C                                                                    32,267
 Class N                                                                     4,588
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                               681,558
-----------------------------------------------------------------------------------
 Trustees' compensation                                                    202,359
-----------------------------------------------------------------------------------
 Other                                                                     321,951
                                                                     --------------
 Total expenses                                                         64,471,382
 Less reduction to custodian expenses                                       (1,546)
 Less voluntary waiver of transfer and shareholder servicing agent fees:
 Class A                                                                   (82,779)
 Class B                                                                    (3,708)
 Class C                                                                    (8,190)
 Class N                                                                   (34,092)
 Class Y                                                                    (4,092)
                                                                     --------------
 Net expenses                                                           64,336,975

-----------------------------------------------------------------------------------
 NET INVESTMENT LOSS                                                   (16,954,174)

20 | OPPENHEIMER GLOBAL FUND

-----------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments:
   Unaffiliated companies                                           $  316,405,455
   Affiliated companies                                                (86,710,891)
 Foreign currency transactions                                          49,577,652
                                                                    ---------------
 Net realized gain                                                     279,272,216
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments (net of foreign capital gains tax of $1,239,773)        1,376,661,834
 Translation of assets and liabilities denominated in
 foreign currencies                                                    179,542,144
                                                                    ---------------
 Net change in unrealized appreciation                               1,556,203,978

-----------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $1,818,522,020
                                                                    ===============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21 | OPPENHEIMER GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS            YEAR
                                                              ENDED           ENDED
                                                     MARCH 31, 2004   SEPTEMBER 30,
                                                        (UNAUDITED)            2003
------------------------------------------------------------------------------------
 OPERATIONS
------------------------------------------------------------------------------------
 Net investment income (loss)                       $   (16,954,174) $   27,163,487
------------------------------------------------------------------------------------
 Net realized gain (loss)                               279,272,216    (510,678,082)
------------------------------------------------------------------------------------
 Net change in unrealized appreciation
 (depreciation)                                       1,556,203,978   2,095,179,606
                                                    --------------------------------
 Net increase in net assets resulting from
 operations                                           1,818,522,020   1,611,665,011

------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                (45,969,361)             --
 Class B                                                   (103,671)             --
 Class C                                                   (905,465)             --
 Class N                                                   (659,826)             --
 Class Y                                                 (2,540,733)             --

------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Class A                                                740,550,945     166,425,014
 Class B                                                (44,382,260)   (141,392,791)
 Class C                                                 76,161,395      30,323,215
 Class N                                                 46,677,857      37,889,062
 Class Y                                                 46,481,996      48,926,591

------------------------------------------------------------------------------------
 NET ASSETS
------------------------------------------------------------------------------------
 Total increase                                       2,633,832,897   1,753,836,102
------------------------------------------------------------------------------------
 Beginning of period                                  8,111,914,365   6,358,078,263
                                                    --------------------------------
 End of period (including accumulated net
 investment income (loss) of $(52,854,089) and
 $14,279,141, respectively)                         $10,745,747,262  $8,111,914,365
                                                    ================================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                        YEAR
                                                ENDED                                                       ENDED
                                       MARCH 31, 2004                                                   SEPT. 30,
 CLASS A                                  (UNAUDITED)        2003        2002        2001        2000        1999
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $44.32      $35.25      $40.04      $67.48      $49.50      $38.34
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                    (.06)        .21         .07         .20         .26         .17
 Net realized and unrealized gain (loss)         9.80        8.86       (4.86)     (15.68)      22.20       14.37
                                               ---------------------------------------------------------------------
 Total from investment operations                9.74        9.07       (4.79)     (15.48)      22.46       14.54
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income            (.34)         --          --          --        (.32)       (.39)
 Dividends in excess of net
 investment income                                 --          --          --          --        (.04)         --
 Distributions from net realized gain              --          --          --      (11.96)      (4.12)      (2.99)
                                               ---------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.34)         --          --      (11.96)      (4.48)      (3.38)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $53.72      $44.32      $35.25      $40.04      $67.48      $49.50
                                               =====================================================================

--------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1             22.03%      25.73%     (11.96)%    (27.10)%     47.13%      40.05%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $7,933,406  $5,904,063  $4,559,330  $4,876,120  $6,225,967  $3,780,168
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $7,149,036  $4,950,791  $5,552,582  $5,851,970  $5,555,437  $3,475,038
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                   (0.17)%      0.59%       0.18%       0.42%       0.41%       0.37%
 Total expenses                                  1.15% 3,4   1.23% 3     1.23% 3     1.12% 3     1.08% 3     1.16% 3
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           13%         46%         27%         36%         62%         68%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                        YEAR
                                                ENDED                                                       ENDED
                                       MARCH 31, 2004                                                   SEPT. 30,
 CLASS B                                  (UNAUDITED)        2003        2002        2001        2000        1999
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $41.52      $33.30      $38.11      $65.26      $48.05      $37.32
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                             (.29)       (.25)       (.32)       (.06)       (.19)       (.16)
 Net realized and unrealized gain (loss)         9.22        8.47       (4.49)     (15.13)      21.52       13.99
                                               ---------------------------------------------------------------------
 Total from investment operations                8.93        8.22       (4.81)     (15.19)      21.33       13.83
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income              -- 1        --          --          --          --        (.11)
 Dividends in excess of net
 investment income                                 --          --          --          --          --          --
 Distributions from net realized gain              --          --          --      (11.96)      (4.12)      (2.99)
                                               ---------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   -- 1        --          --      (11.96)      (4.12)      (3.10)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $50.45      $41.52      $33.30      $38.11      $65.26      $48.05
                                               =====================================================================

--------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2             21.52%      24.69%     (12.62)%    (27.68)%     46.01%      38.99%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $1,441,097  $1,224,725  $1,119,360  $1,386,315  $1,948,901  $1,250,245
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $1,381,260  $1,113,678  $1,456,440  $1,731,624  $1,779,871  $1,121,639
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                            (1.01)%     (0.27)%     (0.60)%     (0.35)%     (0.38)%     (0.40)%
 Total expenses                                  1.97% 4,5   2.07% 4,5   2.00% 4     1.89% 4     1.85% 4     1.94% 4
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           13%         46%         27%         36%         62%         68%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24 | OPPENHEIMER GLOBAL FUND

                                           SIX MONTHS                                                        YEAR
                                                ENDED                                                       ENDED
                                       MARCH 31, 2004                                                   SEPT. 30,
 CLASS C                                  (UNAUDITED)        2003        2002        2001        2000        1999
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $42.19      $33.82      $38.71      $66.09      $48.63      $37.79
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                    (.15)       (.04)       (.12)        .07         .06        (.08)
 Net realized and unrealized gain (loss)         9.24        8.41       (4.77)     (15.49)      21.54       14.07
                                               ---------------------------------------------------------------------
 Total from investment operations                9.09        8.37       (4.89)     (15.42)      21.60       13.99
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income            (.06)         --          --          --        (.02)       (.16)
 Dividends in excess of net
 investment income                                 --          --          --          --          -- 1        --
 Distributions from net realized gain              --          --          --      (11.96)      (4.12)      (2.99)
                                               ---------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.06)         --          --      (11.96)      (4.14)      (3.15)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $51.22      $42.19      $33.82      $38.71      $66.09      $48.63
                                               =====================================================================

--------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2             21.56%      24.75%     (12.63)%    (27.67)%     46.01%      38.97%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $822,194    $610,815    $463,949    $418,525    $404,312    $152,620
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $741,223    $508,597    $521,168    $448,751    $287,843    $125,334
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                            (0.94)%     (0.20)%     (0.56)%     (0.33)%     (0.29)%     (0.38)%
 Total expenses                                  1.92% 4,5   2.02% 4     1.99% 4     1.89% 4     1.85% 4     1.94% 4
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           13%         46%         27%         36%         62%        68%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

25 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

                                                 SIX MONTHS                           YEAR
                                                      ENDED                          ENDED
                                             MARCH 31, 2004                      SEPT. 30,
 CLASS N                                        (UNAUDITED)      2003     2002      2001 1
------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $44.04    $35.13   $39.98    $50.13
------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                          (.11)      .10      .07       .01
 Net realized and unrealized gain (loss)               9.69      8.81    (4.92)   (10.16)
                                                     -------------------------------------
 Total from investment operations                      9.58      8.91    (4.85)   (10.15)
------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.24)       --       --        --
 Dividends in excess of net investment income            --        --       --        --
 Distributions from net realized gain                    --        --       --        --
                                                     -------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.24)       --       --        --
------------------------------------------------------------------------------------------
 Net asset value, end of period                      $53.38    $44.04   $35.13    $39.98
                                                     =====================================

------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                   21.80%    25.36%  (12.13)%  (20.25)%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)          $180,847  $108,641  $51,077    $5,971
------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $148,989  $ 77,891  $33,737    $1,717
------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                         (0.55)%    0.36%    0.14%     0.13%
 Total expenses                                        1.59%     1.66%    1.45%     1.41%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                   1.54%     1.53%     N/A 4     N/A 4
------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 13%       46%      27%       36%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26 | OPPENHEIMER GLOBAL FUND

                                           SIX MONTHS                                                        YEAR
                                                ENDED                                                       ENDED
                                       MARCH 31, 2004                                                   SEPT. 30,
 CLASS Y                                  (UNAUDITED)        2003        2002        2001        2000        1999 1
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $44.57      $35.38      $40.11      $67.53      $49.54      $42.38
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                    (.02)        .20         .12         .22         .64         .63
 Net realized and unrealized gain (loss)         9.87        8.99       (4.85)     (15.68)      22.03       10.00
                                               ---------------------------------------------------------------------
 Total from investment operations                9.85        9.19       (4.73)     (15.46)      22.67       10.63
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income            (.41)         --          --          --        (.50)       (.48)
 Dividends in excess of net
 investment income                                 --          --          --          --        (.06)         --
 Distributions from net realized gain              --          --          --      (11.96)      (4.12)      (2.99)
                                               ---------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.41)         --          --      (11.96)      (4.68)      (3.47)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $54.01      $44.57      $35.38      $40.11      $67.53      $49.54
                                               =====================================================================

--------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2             22.19%      25.98%     (11.79)%    (27.04)%     47.63%      27.11%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $368,204    $263,670    $164,363    $165,281    $203,252     $36,593
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $327,579    $207,637    $191,788    $194,016    $136,515     $16,838
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                           0.06%       0.82%       0.37%       0.54%       0.90%       1.07%
 Total expenses                                  0.92%       1.06%       1.15%       1.06%       0.82%       0.78%
 Expenses after expense reimbursement or
 fee waiver and reduction to custodian
 expenses                                         N/A 4,5    1.03%       1.05%       1.00%        N/A 4       N/A 4
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           13%         46%         27%         36%         62%        68%

1. For the period from November 17, 1998 (inception of offering) to September 30, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

27 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Global Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars

28 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
 at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral, for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    As of March 31, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $844,072,557 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2004 and the year ended

29 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 September 30, 2003, the Fund used $279,272,216 and $0, respectively, of carryforward to offset capital gains realized.

 As of September 30, 2003, the Fund had available for federal income tax purposes post-October losses of $420,371,060 and unused capital loss carryforwards as follows:
                              EXPIRING
                              ----------------------
                              2004      $    353,985
                              2010       156,747,145
                              2011       545,872,583
                                        ------------
                              Total     $702,973,713
                                        ============

 Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2004, the Fund's projected benefit obligations were increased by $75,625 and payments of $93,258 were made to retired trustees, resulting in an accumulated liability of $1,310,093 as of March 31, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

30 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                        SIX MONTHS ENDED MARCH 31, 2004    YEAR ENDED SEPTEMBER 30, 2003
                                SHARES           AMOUNT         SHARES            AMOUNT
-----------------------------------------------------------------------------------------
 CLASS A
 Sold                       25,834,134   $1,321,249,971     37,025,265   $ 1,413,120,615
 Dividends and/or
 distributions reinvested      875,243       43,140,800             --                --
 Acquisition--Note 7           166,248        8,004,833             --                --
 Redeemed                  (12,420,463)    (631,844,659)   (33,145,222)   (1,246,695,601)
                           --------------------------------------------------------------
 Net increase               14,455,162   $  740,550,945      3,880,043   $   166,425,014
                           ==============================================================

-----------------------------------------------------------------------------------------
 CLASS B
 Sold                        2,583,186   $  123,416,571      5,034,729   $   179,364,058
 Dividends and/or
 distributions reinvested        2,038           94,560             --                --
 Acquisition--Note 7            83,141        3,748,829             --                --
 Redeemed                   (3,605,567)    (171,642,220)    (9,150,407)     (320,756,849)
                           --------------------------------------------------------------
 Net decrease                 (937,202)  $  (44,382,260)    (4,115,678)  $  (141,392,791)
                           ==============================================================

-----------------------------------------------------------------------------------------
 CLASS C
 Sold                        2,685,894   $  130,416,929      3,641,801   $   132,427,350
 Dividends and/or
 distributions reinvested       16,333          769,652             --                --
 Acquisition--Note 7            37,334        1,710,663             --                --
 Redeemed                   (1,167,015)     (56,735,849)    (2,880,073)     (102,104,135)
                           --------------------------------------------------------------
 Net increase                1,572,546   $   76,161,395        761,728   $    30,323,215
                           ==============================================================

-----------------------------------------------------------------------------------------
 CLASS N
 Sold                        1,343,983   $   67,937,076      1,651,481   $    62,210,402
 Dividends and/or
 distributions reinvested       13,214          648,047             --                --
 Acquisition--Note 7             1,891           90,471             --                --
 Redeemed                     (438,090)     (21,997,737)      (638,588)      (24,321,340)
                           --------------------------------------------------------------
 Net increase                  920,998   $   46,677,857      1,012,893   $    37,889,062
                           ==============================================================

31 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST Continued

                       SIX MONTHS ENDED MARCH 31, 2004    YEAR ENDED SEPTEMBER 30, 2003
                                SHARES          AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------
 CLASS Y
 Sold                        2,038,699   $ 104,113,106       6,408,280    $ 251,613,751
 Dividends and/or
 distributions reinvested       50,924       2,521,267              --               --
 Acquisition--Note 7             2,075         100,485              --               --
 Redeemed                   (1,189,794)    (60,252,862)     (5,137,758)    (202,687,160)
                           -------------------------------------------------------------
 Net increase                  901,904   $  46,481,996       1,270,522    $  48,926,591
                           =============================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2004, were $1,836,970,283 and $1,210,633,009, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Effective January 1, 2004, the management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% on the next $1.5 billion, 0.65% on the next $2.5 billion, 0.63% of the next $2.5 billion and 0.60% of average annual net assets in excess of $8.5 billion. Prior to January 1, 2004, the annual advisory fee rate was 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% on the next $1.5 billion, 0.65% on the next $2.5 billion, 0.63% of the next $4 billion and 0.61% of average annual net assets in excess of $10 billion.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2004, the Fund paid $11,066,522 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

32 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2004 for Class B, Class C and Class N shares were $20,103,687, $9,937,926 and $1,807,168, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                      CLASS A        CLASS B        CLASS C        CLASS N
                       CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                     FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                 SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
 SIX MONTHS        RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
 ENDED             DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
------------------------------------------------------------------------------------------
 March 31, 2004     $1,385,188        $56,999     $1,069,490        $39,754        $75,533

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for

33 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS Continued
 protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of March 31, 2004, the Fund had outstanding foreign currency contracts as follows:

                                          CONTRACT         VALUATION
                            EXPIRATION      AMOUNT             AS OF     UNREALIZED
 CONTRACT DESCRIPTION             DATE      (000S)    MARCH 31, 2004   APPRECIATION
-----------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 Japanese Yen [JPY]             4/1/04  5,709,450JPY     $54,880,087       $725,275


--------------------------------------------------------------------------------
 6. ILLIQUID OR RESTRICTED SECURITIES
 As of March 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2004 was $129,222,168, which represents 1.20% of the Fund's net assets, of which $28,382,107 is considered restricted. Information concerning restricted securities is as follows:

                                                           VALUATION      UNREALIZED
                           ACQUISITION                         AS OF    APPRECIATION
 SECURITY                        DATES          COST  MARCH 31, 2004  (DEPRECIATION)
------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Nektar Therapeutics           6/25/03   $14,307,000     $21,761,755   $  7,454,755
 Swiss Medical SA      5/16/94-7/10/02    30,390,000       6,620,352    (23,769,648)

34 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
 7. ACQUISITION OF OPPENHEIMER EUROPE FUND
 On October 16, 2003, the Fund acquired all of the net assets of Oppenheimer Europe Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Europe Fund shareholders on October 10, 2003. The Fund issued (at an exchange ratio of 0.134092 for Class A, 0.138901 for Class B, 0.137266 for Class C, 0.133602 for Class N and 0.136217 for Class Y of the Fund to one share of Oppenheimer Global Fund) 166,248; 83,141; 37,334; 1,891 and 2,075
 shares of capital stock for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $8,004,833, $3,748,829, $1,710,663, $90,471 and
 $100,485 in exchange for the net assets, resulting in combined Class A net assets of $6,408,114,533, Class B net assets of $1,306,165,730, Class C net assets of $663,476,264, Class N net assets of $123,310,171 and Class Y net assets of $290,474,300 on October 16, 2003. The net assets acquired included net unrealized appreciation of $941,452 and unused capital loss carryforward of $9,550,246 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
 8. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at March 31, 2004.

35 | OPPENHEIMER GLOBAL FUND

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

36 | OPPENHEIMER GLOBAL FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of March 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)